December 31, 2007

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

Supplement to Prospectus Dated April 1, 2007

Effective January 1, 2008, Dreyfus Premier New York Municipal Bond Fund will be renamed “Dreyfus Premier New York AMT-Free Municipal Bond Fund”.

December 31, 2007

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

Supplement to Statement of Additional Information Dated April 1, 2007

Effective January 1, 2008, Dreyfus Premier New York Municipal Bond Fund will be renamed “Dreyfus Premier New York AMT-Free Municipal Bond Fund”.